Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 237	$ 227
Accruals	834	950
Provisions	108	107
Other current liabilities	43	79
Total payables, accruals and provisions	$ 1,222	$ 1,363	[1]

[1]	Amounts have been reclassified to reflect the current presentation.